FORWARD FUNDS

Supplement dated October 1, 2013

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE FORWARD MULTI-STRATEGY FUND

Effective immediately, Nathan Rowader and Jim O’Donnell will have co-primary responsibility for the day-to-day management of the Forward Multi-Strategy Fund (the “Fund”). Accordingly, effective immediately, the following changes are made:

The third and fourth sentences under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus are revised to read as follows:

Nathan J. Rowader, Director of Investments, and Jim O’Donnell, CFA, Chief Investment Officer, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Mr. O’Donnell.

The following amendments are made under the heading/subheading “Management of the Funds – Investment Advisor/Portfolio Managers” on pages 136-142 of the Load Prospectus and pages 132-138 of the No-Load Prospectus:

The second sentence of the fourth complete paragraph on page 138 of the No-Load Prospectus and the second sentence of the fifth complete paragraph on page 134 of the Load Prospectus are revised to read as follows:

Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds, except for the Forward Multi-Strategy Fund, and co-primary responsibility for the day-to-day management of the Forward Multi-Strategy Fund and Forward U.S. Government Money Fund.

The third sentence of the seventh complete paragraph on page 138 of the No-Load Prospectus and the third sentence of the eighth complete paragraph on page 134 of the Load Prospectus are revised to read as follows:

Mr. O’Donnell has overall responsibility for asset management at Forward Management and co-primary responsibility for the day-to-day management of the Forward Multi-Strategy Fund.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP MS PM 10012013

FORWARD FUNDS

Supplement dated October 1, 2013

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE FORWARD EMERGING MARKETS FUND, FORWARD GLOBAL DIVIDEND FUND,

FORWARD INTERNATIONAL DIVIDEND FUND AND FORWARD SELECT EM DIVIDEND FUND

Effective immediately, Eric Sagmeister is a member of the portfolio management team of the Forward Emerging Markets Fund, Forward Global Dividend Fund, Forward International Dividend Fund and Forward Select EM Dividend Fund (each a “Fund” and collectively, the “Funds”). Accordingly, effective immediately, the following changes are made:

With respect to the Forward Emerging Markets Fund, the paragraph under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus is revised to read as follows:

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, and Eric Sagmeister, Portfolio Manager. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. Ruff, Coleman, and Brewington have managed the Fund since September 2012. Mr. Sagmeister has managed the Fund since October 2013.

Except with respect to the Forward Emerging Markets Fund, the third sentence under the heading “Investment Advisor/Portfolio Manager” in each Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus is revised to read as follows:

The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Eric Sagmeister, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer.

Except with respect to the Forward Emerging Markets Fund, the following sentence is added after the last sentence under the heading “Investment Advisor/Portfolio Manager” in each Fund’s “Fund Summary” section in the No-Load Prospectus and the Load Prospectus:

Mr. Sagmeister has managed the Fund since October 2013.

The following information is added under the heading/subheading “Management of the Funds – Investment Advisor/Portfolio Managers” after the fourth complete paragraph on page 137 and after the last complete paragraph on page 140 of the No-Load Prospectus and after the sixth complete paragraph on page 133 and after the second complete paragraph on page 137 of the Load Prospectus:

Eric Sagmeister. Mr. Sagmeister is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since July 2013. From 2009 to June 2013, Mr. Sagmeister was Executive Director, European Equity Sales at Nomura Securities International. From 2008 to 2009, Mr. Sagmeister was Director, European Equity Sales for Merrill Lynch. From 2006 to 2008, Mr. Sagmeister was Vice President, European Equity Sales at Credit Suisse. Mr. Sagmeister also served as Investment analyst for Global Utilities and Telecoms (2005 to 2006), Investment Analyst for International Equities (2002 to 2005) and Portfolio Administrator (1995 to 2001) at Nicholas Applegate Capital Management.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP EM GD ID SEM PM 10012013

FORWARD FUNDS

Supplement dated October 1, 2013

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE FORWARD MULTI-STRATEGY FUND

Effective immediately, Nathan Rowader and Jim O’Donnell will have co-primary responsibility for the day-to-day management of the Forward Multi-Strategy Fund (the “Fund”). Accordingly, effective immediately, the first two sentences of the first paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC: Allocation Funds and Forward U.S. Government Money Fund” on page 33 of the SAI are revised to read as follows:

The Allocation Funds and Forward U.S. Government Money Fund are team managed by Nathan J. Rowader, Director of Investments, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds, except for the Forward Multi-Strategy Fund, and co-primary responsibility for the day-to-day management of the Forward Multi-Strategy Fund and Forward U.S. Government Money Fund. Mr. O’Donnell has co-primary responsibility for the day-to-day management of the Forward Multi-Strategy Fund.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP MS PM SAI 10012013

FORWARD FUNDS

Supplement dated October 1, 2013

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE FORWARD EMERGING MARKETS FUND, FORWARD GLOBAL DIVIDEND FUND,

FORWARD INTERNATIONAL DIVIDEND FUND AND FORWARD SELECT EM DIVIDEND FUND

Effective immediately, Eric Sagmeister is a member of the portfolio management team of the Forward Emerging Markets Fund, Forward Global Dividend Fund, Forward International Dividend Fund and Forward Select EM Dividend Fund (each a “Fund” and collectively, the “Funds”). Accordingly, effective immediately, the following changes are made:

The first paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC: Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund” on page 30 of the SAI is revised to read as follows:

The Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund are team managed by David L. Ruff, CFA, Randall T. Coleman, CFA, Bruce R. Brewington, Eric Sagmeister, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Ruff has primary responsibility for the day-to-day management of the Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Ruff, Coleman, Brewington, and O’Donnell managed as of December 31, 2012 and Mr. Sagmeister managed as of August 31, 2013:

The following information regarding the other accounts managed by Mr. Sagmeister is added under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC: Forward Global Dividend Fund, Forward International Dividend Fund, and Forward Select EM Dividend Fund” before the first complete paragraph on page 31 of the SAI:

Eric Sagmeister

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

The first sentence of the second complete paragraph on page 31 of the SAI is revised to read as follows:

The compensation of Messrs. Ruff, Coleman, Brewington, and Sagmeister consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution.

The first paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC: Forward Emerging Markets Fund” on page 39 of the SAI is revised to read as follows:

The Forward Emerging Markets Fund is team managed by David L. Ruff, CFA, Randall T. Coleman, CFA, Bruce R. Brewington, and Eric Sagmeister. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. The tables below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Ruff, Coleman and Brewington managed as of December 31, 2012 and Mr. Sagmeister managed as of August 31, 2013:

The following information regarding the other accounts managed by Mr. Sagmeister is added under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC: Forward Emerging Markets Fund” before the second complete paragraph on page 39 of the SAI:

Eric Sagmeister

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

The first sentence of the last paragraph on page 39 of the SAI is revised to read as follows:

The compensation of Messrs. Ruff, Coleman, Brewington, and Sagmeister consists of a fixed salary, bonus, and an equity-like participation in the value appreciation of Forward Management and in its profit distribution.

The information concerning the portfolio managers’ ownership with respect to the Funds as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 41-43 of the SAI is replaced to read as follows:

Information as of December 31, 2012 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
David Ruff	Forward Emerging Markets Fund	A
Randall Coleman	Forward Emerging Markets Fund	A
Bruce Brewington	Forward Emerging Markets Fund	A
Eric Sagmeister**	Forward Emerging Markets Fund	A
David L. Ruff	Forward Global Dividend Fund	D
Randall Coleman	Forward Global Dividend Fund	C
Bruce Brewington	Forward Global Dividend Fund	C
Eric Sagmeister**	Forward Global Dividend Fund	A
Jim O’Donnell	Forward Global Dividend Fund	D
David L. Ruff	Forward International Dividend Fund	E
Randall Coleman	Forward International Dividend Fund	E
Bruce Brewington	Forward International Dividend Fund	E
Eric Sagmeister**	Forward International Dividend Fund	A
Jim O’Donnell	Forward International Dividend Fund	C
David L. Ruff	Forward Select EM Dividend Fund	D
Randall Coleman	Forward Select EM Dividend Fund	E
Bruce Brewington	Forward Select EM Dividend Fund	C
Eric Sagmeister**	Forward Select EM Dividend Fund	A
Jim O’Donnell	Forward Select EM Dividend Fund	B

*	Key to Dollar Ranges
**	Information as of August 31, 2013
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000

E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP EM GD ID SEM PM SAI 10012013